Our Message To You
Performance Review
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
FINANCIAL HIGHLIGHTS
NOTES TO THE FINANCIAL STATEMENTS
INDEPENDENT AUDITOR’S REPORT

ANNUAL REPORT                                                                                        DECEMBER 31, 1999

JOHNSON

Mutual Funds

•	Johnson Growth Fund

•	Johnson Opportunity Fund

•	Johnson Realty Fund

•	Johnson Fixed Income Fund

•	Johnson Municipal Income Fund

INVESTMENT ADVISER:

Johnson Investment Counsel, Inc.
3777 West Fork Road
Cincinnati, Ohio 45247
513-661-3100
800-541-0170

JOHNSON MUTUAL FUNDS                                                                       December 31, 1999

Our Message to You	1

Performance Review and Management Discussion

Growth Fund	2

Opportunity Fund	3

Realty Fund	4

Fixed Income Fund	5

Municipal Income Fund	6

Portfolio of Investments

Growth Fund	7-8

Opportunity Fund	9-10

Realty Fund	11

Fixed Income Fund	12-14

Municipal Income Fund	15-16

Statement of Assets and Liabilities	17

Statement of Operations	18

Statement of Change in Net Assets

Stock Funds	19

Bond Funds	20

Financial Highlights

Growth Fund	21

Opportunity Fund	22

Realty Fund	23

Fixed Income Fund	24

Municipal Income Fund	25

Notes to the Financial Statements	26-28

Report of the Independent Auditors	29

Trustees, Officers, Transfer Agent, Fund Accountant Custodian, Auditors, Legal Counsel	Back Page

OUR MESSAGE TO YOU

February 23, 2000

      Dear Shareholder:

      The stock market rebounded in the fourth quarter of 1999, contributing significantly to the volatility and the wide disparity in returns for individual stocks for the year. While the Standard & Poor’s 500 Index experienced another strong year with returns of 21%, only seven stocks accounted for one-half of the entire year’s return. The market continued its narrow participation, with the average stock declining for the year. As we now move into late February 2000, the average stock in the S&P 500 Index has declined over 25% from its previous 52-week high. The underlying market has been very weak, overshadowed by the huge gains in the technology sector. Nevertheless, the economy continues it’s very healthy growth and stocks should continue to add positive returns over the long run.

      Rising interest rates continued to plague the bond market with rates at their highest point and prices at their lowest point for the year ending December 31, 1999. It was the third worst year for the bond market since 1926. Nevertheless, our Municipal Income Fund was the number one fund among all 51 Ohio bond funds, according to Lipper, Inc.

      The first five pages of this report include a review of each of the Funds’ performance for 1999. The remainder of the annual report lists stocks and bonds that are held in each of the Funds, as well as other fundamental data and notes. We continue to structure all portfolios to provide solid long term returns commensurate with appropriate risk.

      We hope that as you review this annual report, you feel free to call with any questions you may have. It is a pleasure serving your investment needs.

Sincerely,
/s/ Timothy E. Johnson
Timothy E. Johnson, President Johnson Mutual Funds

GROWTH FUND                                                            Performance Review - December 31, 1999

[GRAPH]

	Growth	S&P 500
	Fund	Index
1992	$10,000.00	$10,000.00

1993	$10,596.78	$11,009.82

1994	$10,149.85	$11,154.61

1995	$13,368.55	$16,341.63

1996	$15,609.73	$16,661.69

1997	$20,911.03	$25,152,93

1998	$26,995.43	$32,341.35

1999	$20,047.68	$38,691.00

For periods ending December 31, 1999:

	Average Annual Total Returns (a)

	1 Year	3 Years	5 Years	7 Years (b)

Growth Fund	11.31%	24.40%	24.23%	17.04%

S&P 500 Index	21.04%	27.56%	28.55%	21.44%

(a)	The data represented on this page represents past performance and is not a guarantee of future performance. The value of your shares may fluctuate and be worth more or less than their original cost at the time of redemption. The average annual total return numbers above include changes in the Fund’s or Index’s share price plus reinvestment of any dividends and capital gains. The Fund’s performance is after all fees. The Index does not include any fees. A shareholder cannot invest directly in the Standard & Poor’s 500 Index.

(b)	Inception of the Growth Fund was January 4, 1993.

	% As of	% As of
Top Ten Holdings:	12/31/99	12/31/98

Cicso Systems	4.1%	3.3%

EMC Corporation	3.9%	3.5%

General Electric	3.8%	3.2%

Microsoft Corporation	3.8%	3.4%

Sun Microsystems, Inc.	3.4%	2.4	%*

Exxon Mobil Corporation	3.0%	2.8%

Lexmark Int’l Group	2.8%	2.4	%*

MCI WorldCom, Inc.	2.8%	0.0	%*

Intel Corporation	2.7%	2.4	%*

Wal-Mart Stores, Inc.	2.7%	0.0	%*

*	Not in Top 10 as of 12/31/98.

How did the Growth Fund perform relative to the market?

      The rate of return on the Growth Fund was 11.31% in 1999, compared to a return of 21.04% for the Standard and Poors 500 Index (S & P 500). The underperformance of the Fund relative to the S&P 500’s return occurred during the first half of 1999 when value stocks outperformed growth stocks. For the most recent six month period, the Growth Fund returned 8.51% compared to 7.71% on the S&P 500 Index.

      The Growth Fund continues to be invested in a diversified manner and with a sensitivity to valuation parameters. As an example, the largest sector weighting in the Growth Fund is in technology at 31%. That compares with a technology weighting of 30% for the S&P 500 Index. However, the dollar weighted price-earnings ratio for the Growth Fund’s technology stocks is 66 compared to 102 for the technology stocks in the S&P 500 Index. Should investors lose some of their enthusiasm for technology stocks, the advisor believes that the disparity should provide relative downside protection to the Growth Fund.

      If the year 2000 is a repeat of 1999, with most of the positive performance concentrated in technology and internet related stocks with historically high valuations, then a conservative, diversified portfolio such as the Growth Fund will likely lag index returns. However, any broadening in market performance away from technology stocks could benefit portfolios such as the Growth Fund. The advisor believes that the more conservative valuations in the Growth Fund should also be beneficial to relative performance in the event of a significant market correction.

Growth Fund Objective:                                                  Long-Term Capital Growth
Primary Asset Category:                                                 Stocks of Larger-Sized Growth Companies

OPPORTUNITY FUND                                                              Performance Review - December 31, 1999

[GRAPH]

	Opportunity Fund	S & P MidCap Index
1993	$10,000.00	$10,000.00

1994	$10,499.06	$10,413.99

1995	$13,152.19	$13,636.63

1996	$16,190.33	$16,258.84

1997	$20,603.88	$21,499.92

1998	$24,503.93	$25,465.00

1999	$27,604.79	$29,233.00

For periods ending December 31, 1999:

	Average Annual Total Return (a)

	1 Year	3 Years	5 Years	5.6 Years (b)

Opportunity Fund	12.65%	19.47%	21.33%	19.76%

S&P MidCap Index	14.70%	21.79%	23.04%	20.99%

(a)	The data represented on this page represents past performance and is not a guarantee of future performance. The value of your shares may fluctuate and be worth more or less than their original cost at the time of redemption. The average annual total return numbers above include changes in the Fund’s or Index’s share price plus reinvestment of any dividends and capital gains. The Fund’s performance is after all fees. The Index does not include any fees. A shareholder cannot invest directly in the Standard & Poor’s MidCap Index.

(b)	Inception of the Opportunity Fund was May 16, 1994.

	% As of	% As of
Top Ten Holdings:	12/31/99	12/31/98

EMC Corporation	5.7%	2.9%

BMC Software	4.6%	1.8	%*

Vitesse Semiconductor	3.5%	2.5	%*

Gap, Inc.	3.4%	2.5	%*

Tandy Corporation	3.4%	1.1	%*

Century Telephone	3.3%	2.7	%*

Teradyne Inc.	3.3%	0.0	%*

Lexmark Int’l Group	2.8%	2.7%

Altera Corporation	2.6%	1.9	%*

Forest Laboratories	3.0%	2.7	%*

•	Not in Top 10 as of 12/31/98.

How did the Opportunity Fund perform relative to the market?

The Opportunity Fund had a return in 1999 of 12.65% compared to a return of 14.70% on the Standard & Poors Midcap Index (Midcap Index). As in the large-cap arena, growth stocks performed better than value stocks for the year in the midcap sector. More specifically, the technology and communication services sectors dominated the Midcap Index returns. The modest underperformance of the Opportunity Fund relative to the Index in 1999 was more related to stock specific issues than to sector allocation.

At year-end, technology stocks represented the largest industry weighting in the fund at about 31% as compared to the Midcap Index’s technology weight of about 27%. The overweight in the Fund was additive to it’s performance for the year. Relative to the Midcap Index, the most significant industry overweight for the Opportunity Fund was in consumer cyclical stocks. The Fund had 20% of the portfolio invested in the sector versus 15% for the Index. Tandy and The Gap were the largest of the holdings, each at 3.4% of the portfolio at year-end. Both stocks were good performers during the year.

As in the large-cap sector of the market, a broadening in performance away from technology stocks would be beneficial to the overall health of the market and probably to the relative performance of the Opportunity Fund.

Opportunity Fund Objective:	Long-Term Capital Appreciation
Primary Asset Category:	Stocks of Medium/Small-Sized Growth Companies

REALTY FUND                                                              Performance Review - December 31, 1999

[GRAPH]

	Realty Fund	NAREIT Index
1997	$10,000.00	$10,000.00

1998	$6,143.90	$6,250.00

1999	$7,942.45	$7,869.00

For periods ending December 31, 1999:

	Average Annual Total Returns (a)

	1 Year	2 Years (b)

Realty Fund	-2.47%	-10.91%
NAREIT Index	-4.62%	-11.32%

(a)	The data represented on this page represents past performance and is not a guarantee of future performance. The value of your shares may fluctuate and be worth more or less than their original cost at the time of redemption. The total return numbers above include changes in the Fund’s or Index’s share price plus reinvestment of any dividends and capital gains. The Fund’s performance is after all fees. The Index does not include any fees. A shareholder cannot invest directly in the NAREIT Index.

(b)	Inception of the Realty Fund was January 2, 1998.

(c)	Performance for the Realty Fund and the NAREIT Index are so similar that it is difficult to discern the two distinct lines.

	% As of	% As of
Top Ten Holdings:	12/31/99	12/31/98

Apartment Investment Mgt	4.6%	3.9	%*

Avalon Bay Comm. Inc.	4.4%	4.3%

Vornado Realty Trust	4.2%	0.0	%*

First Industrial Realty	4.1%	4.6%

Duke-Weeks Realty	4.0%	0.0	%*

Equity Office Property Trust	3.9%	0.0	%*

Kimco Realty	3.9%	0.0	%*

Essex Property Trust Inc.	3.8%	3.9%

Simon Property Group, Inc.	3.8%	4.4%

Boston Properties, Inc.	3.8%	4.3%

*	Not in the Top 10 as of 12/31/98.

How did the Realty Fund perform relative to the market?

The Johnson Realty Fund had a rate of return of -2.47% in 1999 which compares to a return of -4.62% for the National Association of Real Estate Investment Trust Index (NAREIT Index). The real estate investment trust (REIT) stocks fell victim to rising interest rates and lackluster interest from the investment community. REITs are very capital intensive companies, thus higher interest rates dampen their ability to effectively borrow. Additionally, weak stock performance for REITSs over the past two years has all but eliminated the equity market as a financing source. REITs with the strongest balance sheets and best properties perform best in this type of market.

The equity market in 1999 was very concentrated on growth, while technology stocks led the broad indices to all time highs. Also in 1999, the disparity between the haves and have nots became even greater and the have nots were clearly the more value-oriented stocks. REITs, with their relative valuations and high dividends, clearly were placed in this category. The lack of interest by the investment community, combined with the higher cost of financing for REIT projects drove REIT stocks to all time valuation lows. At the beginning of 1999 the average dividend yield of the NAREIT Index was 7.5%, increasing to 8.7% by the end of the year. In December, in recognition of REITs’ relative valuation, Warren Buffet once again affirmed his belief in REITs’ long term prospects by giving a “stock tip” to investors to buy them. December 1999 was the second best month for REIT performance, up 3.2%, following the other Buffet-induced rally in April 1999 of 9.5%.

The Realty Fund utilizes a conservative quality approach when selecting individual securities. The combination of macroeconomic factors and in-depth bottom up analysis is utilized in construction of the portfolio. The strategy employed to select securities starts with targeting stocks with above average growth prospects within their peer groups. The growth must be predicated on solid financials and a strong management team. In 1999 the best performing property type was residential, registering a 9.48% total rate of return and comprising nearly 21% of the overall market weighting. The worst performing group was specialty real estate, which posted a 26% decline.

Realty Fund Objective:	Long-Term Capital Growth and Above Average Income
Primary Asset Category:	Real Estate Related Equity Securities

FIXED INCOME FUND	Performance Review - December 31, 1999

[GRAPH]

	Fixed	Lehman Intermediate
	Income	Government Corporate
	Fund	Index

1992	$10,000.00	$10,000.00

1993	$10,954.49	$10,832.80

1994	$10,391.95	$10,623.67

1995	$12,231.14	$12,253.00

1996	$12,611.58	$12,749.00

1997	$13,675.89	$13,752.00

1998	$14,913.16	$14,912.00

1999	$14,363.71	$14,969.00

For periods ending December 31, 1999:

	Average Annual Total Returns (a)

	1 Year	3 Years	5 Years	7 Years (b)

Fixed Income Fund	-3.68%	4.43%	6.69%	5.32%

Lehman Int. G/C Index	0.39%	5.49%	7.09%	5.94%

(a)	The data represented on this page represents past performance and is not a guarantee of future performance. The value of your shares may fluctuate and be worth more or less than their original cost at the time of redemption. The average annual total return numbers above include changes in the Fund’s or Index’s share price plus reinvestment of any dividends and capital gains. The Fund’s performance is after all fees. The Index does not include any fees. A shareholder cannot invest directly in the Lehman Brothers Intermediate Government Corporate Bond Index.

(b)	Inception of the Fixed Income Fund was January 4, 1993.

[GRAPH]

QUALITY ALLOCATION
AAA	43.2%

AA	6.5%

A	41.6%

BBB	8.7%

How did the Fixed Income Fund perform relative to the market?

The Fixed Income Fund had a rate of return of -3.68% for 1999 compared to a return of 0.39% for the Lehman Brothers Intermediate Government/Corporate Bond Index. In the beginning of the year, investors were worried about worldwide economic turmoil and expected the Federal Reserve to lower interest rates to bolster faltering global economies. Instead, global economies recovered sharply from 1998’s depressed levels and the Fed shifted to a tightening mode. The Fed decided to raise short-term interest rates by 0.75% during the year as it focused on recovering global economies, a robust U.S. economy, and tight domestic labor markets. Bond market sentiment turned decidedly negative with the backdrop of Fed tightening and inflation worries returned to the forefront of investor concerns. These shifts in the economic environment and market sentiment also helped to drive interest rates sharply higher during the year. Interest rates rose by more than 1 1/2% for intermediate maturity Treasury bonds, causing sub-par total returns for most sectors of the bond market.

This environment proved challenging for the Fixed Income Fund relative to the Lehman Brothers Intermediate Government/Corporate Bond Index. The relative performance of the Fund was negatively impacted by several factors. First, the longer duration of the Fund relative to the Index was not helpful in the rising interest rate environment. Next, the intermediate maturity focus of the Fund was unfavorable as yields on intermediate maturity bonds rose more than yields on either short or long maturity bonds, driving their prices down. Finally, low quality sharply outperformed high quality, so the Fund’s high quality emphasis was a third factor hindering performance for the year. These appear to be temporary factors driven by short-term phenomenon and they should reverse themselves over a longer-term time horizon.

The Fixed Income Fund continues its focus on high-quality securities. Each security within the Fund is rated investment-grade quality by both Moody’s and Standard and Poors, with over 90% of the assets rated “A” or better as indicated in the Quality Allocation Chart on this page. These highly rated securities are considered to have adequate to strong protection of principal and interest payments, and will help provide a stable portfolio valuation as economic circumstances change in the future.

Fixed Income Fund Objective:	Income and Capital Preservation
Primary Asset Category:	Investment-Grade Government/Corporate Bonds

MUNICIPAL INCOME FUND	Performance Review - December 31, 1999

[GRAPH]

		Lehman Five-Year
	Municipal Income Fund	G.O. Municipal Index
1993	$10,000.00	$10,000.00

1994	$10,061.20	$10,117.49

1995	$11,177.62	$11,295.13

1996	$11,560.82	$11,819.00

1997	$12,281.38	$12,586.00

1998	$12,919.37	$13,322.00

1999	$12,759.74	$13,415.00

For periods ending December 31, 1999:	Average Annual Total Returns (a)

	1 Year	3 Years	5 Years	5.6 Years (b)

Municipal Income Fund	-1.24%	3.34%	4.83%	4.42%

Lehman 5 Yr. G.O. Index	0.71%	4.31%	5.81%	5.35%

(a)	The data represented on this page represents past performance and is not a guarantee of future performance. The value of your shares may fluctuate and be worth more or less than their original cost at the time of redemption. The average annual total return numbers above include changes in the Fund’s or Index’s share price plus reinvestment of any dividends and capital gains. The Fund’s performance is after all fees. The Index does not include any fees. A shareholder cannot invest directly in the Lehman Five-Year General Obligation Municipal Index.

(b)	Inception of the Municipal Income Fund was May 16, 1994.

[GRAPH]

Quality Allocation

AAA	55.1%

AA	18.8%

A	17.4%

NR	8.7%

How did the Municipal Income Fund perform relative to the market?

      The Municipal Income Fund had a rate of return of - 1.24 % for 1999 compared to a return of 0.71% for the Lehman Five-Year General Obligation Index. The Fund’s longer duration than that of the Index hampered its relative performance. However, due to its intermediate maturity focus, the Fund was able to outperform the overall municipal market and many municipal bond mutual funds, which are more heavily weighted toward longer maturity bonds.

      Municipal bond yields now stand at levels that are very attractive relative to Treasury bonds. Investors in all but the very lowest tax brackets pick-up substantial after-tax yield in municipal bonds versus taxable bonds. With supply of municipal bonds at such low levels, due to a substantial drop-off in refunding activity, any incremental pick-up in demand should lead to relative outperformance as compared to Treasuries.

      As has been the case since its inception, the credit quality of the Municipal Income Fund remains very high. Over 50% of the securities in the Fund are rated “AAA”, the highest rating category, with over 90% of assets rated in the highest three rating categories AAA, AA, and A. Over 98% of the income generated by the Fund is from Ohio municipal bonds, so most of the income earned is exempt from Ohio State Income Tax in addition to being exempt from Federal Income Taxes.

Municipal Income Fund Objective:	Tax-Free Income and Capital Preservation
Primary Asset Category:	Intermediate-Term Ohio Municipal Bonds

GROWTH FUND	Portfolio of Investments as of December 31, 1999

Common Stocks	Shares	Dollar Value

Aerospace

General Dynamics Corporation	20,000	1,055,000

Total Aerospace - 1.7%		$1,055,000

Beverage

Coca-Cola Enterprises	37,300	750,663

Total Beverage - 1.2%		$750,663

Computer Hardware

Sun Microsystems Inc.*	27,080	2,097,007

Total Computer Hardware - 3.4%		$2,097,007

Computer Networking

Cisco Systems, Inc.*	23,800	2,549,575

Total Computer Networking - 4.1%		$2,549,575

Computer Peripheral

EMC Corporation*	22,200	2,425,350

Lexmark International Group*	17,000	1,538,500

Total Computer Peripheral - 6.4%		$3,963,850

Computer Software

Computer Associates Int., Inc.	21,400	1,496,663

Microsoft Corporation*	20,400	2,381,700

Total Computer Software - 6.3%		$3,878,363

Computer Software - Services

America Online Inc.*	9,000	678,938

Compuware Corporation*	44,000	1,639,000

Total Computer

Software - Services - 3.7%		$2,317,938

Electrical Equipment

General Electric Company	15,230	2,356,843

Total Electrical Equipment - 3.8%		$2,356,843

Electronics - Semi - Conductors

Intel Corporation	20,000	1,646,250

Texas Instruments	6,000	581,250

Total Electronics -

Semi - Conductors - 3.6%		$2,227,500

Financial - Miscellaneous

American Express Company	9,200	1,529,500

Fannie Mae	25,500	1,592,156

Total Financial -

Miscellaneous - 5.0%		$3,121,656

Financial - Regional Banks

Bank of NY Co., Inc.	33,000	1,320,000

Comerica Inc.	21,250	992,109

Fifth Third Bancorp	18,000	1,320,750

Firstar Corporation	54,000	1,140,750

Total Financial - Reg. Banks - 7.7%		$4,773,609

Food Retailers

Sysco Corporation	31,190	1,233,954

Total Food Retailers - 2.0%		$1,233,954

Health Care - Diverse

Bristol-Myers Squibb Co.	18,000	1,155,375

Total Health Care-Diverse - 1.9%		$1,155,375

Health Care Products

Johnson and Johnson	12,200	1,136,125

Medtronic Corporation	30,870	1,124,826

Total Health Care Products - 3.6%		$2,260,951

Health Care - Drugs

Merck and Company	15,600	1,046,175

Pfizer, Inc.	30,300	982,856

Schering-Plough Corporation	24,000	1,012,500

Smithkline Beecham PLC ADR	17,200	1,108,325

Total Health Care - Drugs - 6.7%		$4,149,856

* Non-income producing security.

The accompanying notes are an integral part of the financial statements.

GROWTH FUND	Portfolio of Investments as of December 31, 1999

Common Stocks	Shares	Dollar Value

Household Products

Procter & Gamble Company	11,900	1,303,794

Total Household Products - 2.1%		$1,303,794

Industrial Services

Cintas Corporation	23,000	1,221,875

Total Industrial Services - 2.0%		$1,221,875

Manufacturing

Dover Corporation	32,840	1,490,115

Total Manufacturing - 2.4%		$1,490,115

Oil - Domestic

Marathon Group Inc. (USX)	35,325	872,086

Total Oil - Domestic- 1.4%		$872,086

Oil - International

Exxon Mobil Corporation	22,891	1,844,156

Royal Dutch Petrolem	19,000	1,148,312

Total Oil - International - 4.8%		$2,992,468

Oil & Gas - Drilling & Equipment

Halliburton Company	32,000	1,288,000

Total Oil & Gas -

Drilling & Equipment - 2.1%		$1,288,000

Retailing

Circuit City Stores	28,000	1,261,750

Dayton Hudson Corp.	16,000	1,175,000

Kroger Company*	63,000	1,189,125

Lowe’s Company, Inc.	23,600	1,410,100

Staples Inc.*	51,207	1,062,545

Walgreen Company	52,500	1,535,625

Wal-Mart Stores, Inc.	24,000	1,659,000

Total Retailing - 15.0%		$9,293,145

Telecommunication Equipment

Lucent Technology, Inc.	19,300	1,443,881

Total Telecom. Equipment - 2.3%		$1,443,881

Telecommunication - Long Distance

AT & T Corporation	21,000	1,065,750

MCI Worldcom, Inc.*	32,700	1,735,144

Total Telecommunication -

Long Distance - 4.5%		$2,800,894

Total Common Stocks - 97.7%		$60,598,398

(Common Stock Identified

Cost $38,387,478)

Cash Equivalents

Federated U.S. Treasury Cash Reserves

Money Market Fund		1,402,831

Total Cash Equivalents - 2.3%		$1,402,831

(Cash Equivalents Identified

Cost $1,402,831)

Total Portfolio Value - 100.0%		$62,001,229

(Total Portfolio Identified

Cost $39,790,309)

Other Assets Less Liabilities		$17,688

Total Net Assets		$62,018,917

*Non-income producing security.

The accompanying notes are an integral part of the financial statements.

OPPORTUNITY FUND	Portfolio of Investments as of December 31, 1999

Common Stocks	Shares	Dollar Value

Aerospace - Defense

Newport News Shipbuilding	24,000	660,000

Total Aerospace - Defense - 1.1%		$660,000

Capital Goods

Ball Corporation	7,000	275,625

Danaher Corporation	10,000	482,500

Total Capital Goods - 1.2%		$758,125

Chemicals

Ecolab Inc.	46,600	1,823,225

Total Chemicals - 2.9%		$1,823,225

Computer Software

BMC Software, Inc.*	36,500	2,917,719

Go.Com*	9,200	219,075

Network Associates*	25,000	667,188

Siebel Systems, Inc.*	7,000	588,000

Sterling Commerce, Inc.*	27,555	938,592

Sungard Data Systems, Inc.*	28,000	665,000

Total Computer Software - 9.6%		$5,995,574

Computer Peripheral

EMC Corporation*	33,000	3,605,250

Lexmark Int’l Group Inc.*	22,000	1,991,000

Total Computer Peripheral - 8.9%		$5,596,250

Electronic Equipment

Molex Incorporated	25,000	1,417,188

Total Electronic Equipment - 2.3%		$1,417,188

Electronics - Semiconductors

Altera Corporation*	39,000	1,932,937

Teradyne, Inc.*	31,000	2,046,000

Vitesse Semiconductor Corp.*	42,000	2,202,375

Total Electronics - Semiconductors - 9.8%		$6,181,312

Energy Services

Devon Energy Corporation	35,000	1,150,625

Smith International, Inc.*	33,000	1,639,688

Total Energy Services - 4.4%		$2,790,313

Financial - Brokerage

T. Rowe Price Associates, Inc.	23,000	849,562

Total Financial - Brokerage - 1.4%		$849,562

Financial - Insurance

AON Corporation	14,550	582,000

Reliastar Financial Corporation	35,200	1,379,400

Total Financial - Insurance - 3.1%		$1,961,400

Financial - Regional Banks

First Tennessee National Corp.	47,000	1,339,500

National Commerce Bancorp	30,000	680,625

North Fork Bancorp	41,000	717,500

Total Financial - Regional Banks - 4.4%		$2,737,625

Foods

Tootsie Roll Industries	17,858	588,198

Total Foods - .9%		$588,198

Health Care - Drugs

Elan Corporation PLC, ADR*	23,500	693,250

Forest Labs Inc. Class A*	30,200	1,855,412

Mylan Laboratories	31,700	798,444

Watson Pharmaceutical*	23,000	823,687

Total Health Care - Drugs - 6.6%		$4,170,793

Health Care - Products

Biomet Inc.	20,000	800,000

Sybron International Corp.	50,500	1,246,719

Total Health Care - Products - 3.3%		$2,046,719

* Non-income producing security.

The accompanying notes are an integral part of the financial statements

OPPORTUNITY FUND	Portfolio of Investments as of December 31, 1999

Common Stocks	Shares	Dollar Value

Household Furniture

Ethan Allen Interiors, Inc.	26,000	833,625

Total Household

Furniture - 1.3%		$833,625

Industrial Services

Cintas Corporation	12,200	648,125

G & K Services, Inc., Class A	41,700	1,350,038

Total Industrial Services -		$1,998,163

3.2%

Lodging - Hotel

Royal Caribbean Cruise	15,000	739,688

Total Lodging - Hotel - 1.2%		$739,688

Manufacture - Diverse

Johnson Controls, Inc.	13,000	739,375

Total Manufacture-Diverse -		$739,375

1.2%

Natural Gas

National Fuel Gas Company	12,000	558,000

Peoples Energy Corporation	16,000	536,000

Total Natural Gas - 1.7%		$1,094,000

Oil and Gas

Weatherford International	23,000	918,562

Total Oil and Gas - 1.5%		$918,562

Retailing

Abercrombie and Fitch*	20,000	533,750

BJ’s Wholesale Club Inc.*	43,000	1,569,500

Circuit City Stores	16,000	721,000

Dollar General Corporation	45,750	1,040,812

Gap, Inc.	46,500	2,139,000

Linens ‘n Things, Inc.*	19,000	562,875

Tandy Corporation	43,000	2,115,063

Total Retailing - 13.8%		$8,682,000

Telecommunication Services

ADC Telecommunications, Inc.*	20,000	1,451,250

Century Tele Enterprises, Inc.	43,750	2,072,656

Broadwing, Inc.	50,000	1,843,750

Metromedia Fiber Network*	22,000	1,054,625

Qwest Communications Int’l*	40,650	1,747,950

Total Telecomm Services - 13.0%		$8,170,231

Total Common Stocks - 96.8%		$60,751,928

(Common Stock Identified Cost $40,492,749)

Cash Equivalents

Federated U.S. Treasury Cash Reserves Money Market Fund		2,018,494

Total Cash Equivalents - 3.2%		$2,018,494

(Cash Equivalents Identified

Cost $2,018,494)

Total Portfolio Value - 100.0%		$62,770,422

(Total Portfolio Identified Cost $42,511,243)

Other Assets Less Liabilities		$4,973

Total Net Assets		$62,775,395

* Non-income producing security.

The accompanying notes are an integral part of the financial statements.

REALTY FUND	Portfolio of Investments as of December 31, 1999

Common Stocks (REITS)	Shares	Dollar Value

Apartments

Apartment Investment and Management, Co.	6,805	270,927

Archstone Communities Trust	10,655	218,427

Avalon Bay Communities, Inc.	7,592	260,501

BRE Properties, Inc.	6,130	139,074

Camden Property Trust	5,815	159,185

Equity Residential Properties Trust	4,975	212,370

Essex Property Trust, Inc.	6,570	223,380

Post Properties, Inc.	5,055	193,354

Total Apartments - 28.8%		$1,677,218

Diversified

Vorando Realty Trust	7,500	243,750

Total Diversified - 4.2%		$243,750

Lodging and Hotels

Flecor Lodging Trust	6,100	106,750

Wyndham International	29,650	87,097

Starwood Hotels and Resorts	7,460	175,310

Total Lodging and Hotels - 6.3%		$369,157

Office and Industrial

Boston Properties, Inc.	7,175	223,322

Cali Realty Corporation	6,795	177,095

Duke Realty Investments	11,860	231,270

Equity Office Properties	9,145	225,195

First Industrial Realty Trust, Inc.	8,680	238,157

Highwoods Properties, Inc.	8,150	189,487

Kilroy Realty Corporation	6,345	139,590

Liberty Property Trust	6,630	160,777

Prentiss Properties Trust	8,350	175,350

Prologis Trust	10,005	192,596

Spieker Properties, Inc.	5,305	193,301

Total Office and Industrial - 36.9%		$2,146,140

Retail

General Growth Properties	7,635	213,780

JDN Realty Properties	6,360	102,555

Kimco Realty Corporation	6,735	228,148

Macerich Company	4,830	100,524

Regency Realty Corporation	6,940	138,800

Simon Properties Group, Inc.	9,745	223,526

Weingarten Realty Investors	2,955	115,060

Total Retail - 19.4%		$1,122,393

Total Common Stocks - 95.6%		$5,558,658

(Common Stock Identified Cost $6,764,092)

Cash Equivalents

Federated U.S. Treasury Cash Reserves

Money Market Fund		255,114

Total Cash Equivalents - 4.4%		$255,114

(Cash Equivalents Identified

Cost $255,114)

Total Portfolio Value - 100.0%		$5,813,772

(Total Portfolio Identified Cost $7,019,206)

Other Assets Less Liabilities		$45,565

Total Net Assets		$5,859,337

The accompanying notes are an integral part of the financial statements

FIXED INCOME FUND	Portfolio of Investments as of December 31, 1999

Fixed Income Securities - Bonds	Face	Dollar Value

Bank Bonds - Major Regional

Banc One Corp., 9.875%, 3/1/09	250,000	287,500

Comerica Bank Sub. Note, 6.875%, 3/1/08	250,000	236,875

First Union Corp., 7.5%, 7/15/06	500,000	498,125

Mellon Financial Co., 6.70%, 3/1/08	500,000	475,000

NBD Bancorp, 7.125%, 5/15/07	400,000	387,000

PNC Funding Corp., 6.875%, 7/15/07	500,000	476,250

Provident Bank, 6.375%, 1/15/04	500,000	476,875

Star Bank N.A., 6.625%, 12/15/06	475,000	449,469

SunTrust Bank, 6.50%, 1/15/08	500,000	466,875

Total Major Regional Banks - 12.6%		$3,753,969

Bank Bonds - Money Center

Bankers Trust NY Corp., 7.15%, 8/14/12	400,000	395,000

Total Money Center Banks - 1.3%		$395,000

Capital Equipment

Dover Corp., 6.25%, 6/1/08	500,000	463,125

Honeywell, Inc., 7.125%, 4/15/08	400,000	389,500

IBM Corp., 6.45%, 8/1/07	300,000	286,500

Total Capital Equipment - 3.8%		$1,139,125

Chemicals

Hercules, Inc., 6.625%, 6/1/03	250,000	241,562

Total Chemicals - 0.8%		$241,562

Food and Beverage

Procter & Gamble Company Global Bond Issue, 6.60%, 12/15/04	250,000	246,250

Sara Lee Corporation, Medium Term Note, 5.70%, 7/14/00	250,000	249,063

Total Food and Beverage - 1.7%		$495,313

Electric Utilities

Ameren Corp., 6.875%, 8/1/04	200,000	195,750

Carolina Power & Light Co., 6.75%, 10/1/02	250,000	247,188

Duke Energy Corp., 5.375%, 1/1/09	500,000	423,750

Louisville Gas & Electric Co., 7.50%, 7/1/02	25,000	25,156

Midwest Power Corp., 7.00%, 2/15/05	200,000	196,000

National Rural Utilities, 5.70%, 1/15/10	500,000	435,000

Virginia Electric Co., 6.375%, 3/1/04	500,000	507,500

Total Electric Utilities - 6.8%		$2,030,344

Entertainment and Leisure

Mattel Inc., 6.125%, 7/15/05	500,000	456,875

Walt Disney Company, 5.80%, 10/27/08	400,000	358,500

Total Entertainment and Leisure - 2.7%		$815,375

Financial - Services

American General Finance, 8.125%, 8/15/09	120,000	123,300

CIT Group Holdings, 8.375%, 11/1/01	250,000	255,625

Ford Motor Credit Company, 6.70%, 7/16/04	500,000	490,000

Household Finance Corp.

Senior Note, 6.875%, 3/1/03	700,000	691,250

Merry Land and Investment Co., 7.25%, 6/15/05	500,000	485,000

Total Financial - Services - 6.9%		$2,045,175

Foreign Utilities (U.S. Dollar Denominated)

Hydro Quebec Medium Term Note, 6.98%, 3/01/05	200,000	196,500

Total Foreign Utilities (US $) - 0.7%		$196,500

The accompanying notes are an integral part of the financial statements.

FIXED INCOME FUND	Portfolio of Investments as of December 31, 1999

Fixed Income Securities - Bonds	Face	Dollar Value

Health Care

McKesson Corp., 6.40%, 3/1/08	400,000	343,500

Total Health Care - 1.2%		$343,500

Natural Gas Utilities

Enron Corp., 6.75%, 8/01/09	600,000	558,750

Total Natural Gas Utilities - 1.9%		$558,750

Petroleum

Amoco Corp. Canada, 7.25%, 12/1/02	200,000	201,750

Total Petroleum - .7%		$201,750

Publishing

The Tribune Company, 6.875%, 11/1/06	500,000	480,000

Total Publishing - 1.6%		$480,000

Railroads

CSX Transportation Equipment Trust, 6.07%, 3/15/01	200,000	198,000

Total Railroads - 0.7%		$198,000

Retailing

Gap Inc., 6.90%, 9/15/07	500,000	484,375

Wal-Mart Stores, Inc., 6.375%, 3/1/03	200,000	196,500

Total Retailing - 2.3%		$680,875

Services

Hertz Corp., 6.25%, 3/15/09	500,000	455,625

Service Corp. Int’l, 6.50%, 3/15/08	500,000	370,625

Total Services - 2.8%		$826,250

Telecommunications

AT & T Corp., 6.00%, 3/15/09	500,000	454,375

AT & T Corp., 6.75%, 4/1/04	500,000	491,875

Lucent Technologies, 5.50%, 11/15/08	400,000	355,500

GTE Corp., 7.51%, 4/1/09	600,000	599,250

New York Telephone Co., 5.875%, 9/1/03	200,000	191,500

Southwestern Bell Corp., 6.375%, 4/1/01	200,000	199,000

Total Telecommunications - 7.7%		$2,291,500

United States Government Agency Obligations (A)

FHLB, 6.10%, 12/13/10	750,000	693,567

FHLB, 7.03%, 5/6/11	250,000	247,472

FHLMC, 6.005%, 12/8/05	200,000	191,121

FHLMC, 5.95%, 1/19/06	400,000	380,529

FHLMC, 5.125%, 10/15/08	500,000	438,604

FNMA, 7.50%, 2/11/02	200,000	203,613

FNMA, 7.55%, 4/22/02	200,000	204,045

FNMA, 5.75%, 4/15/03	1,000,000	971,724

FNMA, 5.125%, 2/13/04	500,000	470,190

FNMA, 7.80%, 3/29/05	200,000	200,155

FNMA, 5.75%, 6/15/05	1,000,000	951,054

FNMA, 5.75%, 2/15/08	1,000,000	922,917

FNMA, 5.25%, 1/15/09	1,350,000	1,190,437

GNMA, 7.00%, 12/15/25	269,901	260,792

GNMA, 7.50%, 8/15/26	202,278	200,130

Total United States Government

Agency Obligations - 25.2%		$7,526,350

United States Government Agency Obligations -

Mortgage Backed Securities (A)

FHLMC, CMO Series 1639-PD, 5.60%, 8/15/06	106,025	105,541

FHLMC, CMO Series 1660-G, 6.25%, 7/15/07	250,000	246,969

FHLMC, 15 Year Gold, 7.00%, 3/01/11	197,390	195,231

FNMA Dus Pool Series 73894, 6.525%, 12/1/03	485,016	473,497

Total Government Agency Obligations -

Mortgage Backed Securities - 3.3%		$1,021,238

(A) See abbreviations on next page.

The accompanying notes are an integral part of the financial statements.

FIXED INCOME FUND	Portfolio of Investments as of December 31, 1999

Fixed Income Securities - Bonds	Face	Dollar Value

United States Government Obligations

U.S. Treasury, 7.875%, 8/15/01	400,000	409,869

U.S. Treasury, 7.50%, 11/15/01	200,000	204,316

U.S. Treasury, 7.875%, 11/15/04	500,000	528,550

U.S. Treasury, 6.50%, 8/15/05	500,000	499,871

U.S. Treasury, 6.875%, 5/15/06	500,000	508,499

U.S. Treasury, 7.00%, 7/15/06	500,000	512,004

U.S. Treasury, 6.25%, 2/15/07	500,000	492,050

U.S. Treasury, 6.625%, 5/15/07	500,000	501,796

U.S. Treasury, 5.50%, 2/15/08	400,000	374,553

Total United States Government

Obligations - 13.4%		$4,031,508

Total Fixed Income — Bonds - 98.1%		$29,272,084

(Fixed Income Identified Cost $30,720,206)

Cash Equivalents

Federated U.S. Treasury Cash Reserves Money Market Fund		564,783

Total Cash Equivalents - 1.9%		$564,783

(Cash Equivalents Identified Cost $564,783)

Total Portfolio Value - 100.0%		$29,836,867

(Total Portfolio Identified Cost $31,284,990)

Other Assets Less Liabilities		$534,255
Total Net Assets		$30,371,122

(A)

Abbreviations:
FHLB - FHLMC - FNMA - GNMA -	Federal Home Loan Bank Federal Home Loan Mortgage Corporation Federal National Mortgage Association Government National Mortgage Association

The accompanying notes are an integral part of the financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of December 31, 1999

Municipal Income Securities - Bonds	Face	Dollar Value

General Obligation - City

Akron, OH, 5.00%, 12/1/05	100,000	100,276

Cleveland, OH, (AMBAC Insured), 4.9%, 9/1/02	50,000	50,430

Columbus, OH, Tax Increment Financing, (AMBAC Insured), 4.9%, 12/1/11	150,000	142,271

Columbus, OH, 12.375%, 2/15/07	25,000	35,830

Columbus, OH, Series 2, 5.00%, 6/15/10	100,000	97,960

Loveland, OH, (AMBAC Insured), 4.9%, 12/1/08	100,000	97,823

Vandalia, OH, 4.80%, 12/1/03	75,000	75,103

Warder Library, OH, 6.25%, 12/1/03	135,000	141,839

Westlake, OH, 4.90%, 12/1/04	50,000	50,325

Youngstown, OH, (AMBAC Insured), 5.10%, 12/1/11	100,000	97,517

Total General Obligation - City - 17.4%		$889,374

General Obligation - County

Belmont County, OH (MBIA Insured), 4.50%, 12/1/11	155,000	143,694

Belmont County, OH (MBIA Insured), 5.10%, 12/1/05	50,000	50,545

Delaware County, OH, 5.25%, 12/1/06	50,000	50,687

Hocking County, OH, 4.90%, 12/1/06	50,000	48,398

Knox County, OH, 4.75%, 12/1/09	60,000	57,404

Montgomery County, OH, 5.30%, 12/1/00	75,000	75,822

Portage County, OH, (MBIA Insured), 5.15%, 12/1/07	75,000	75,435

Trumbull County, OH, (AMBAC Insured), 5.25%, 12/1/05	50,000	50,926

Washington Township, OH, 4.65%, 12/1/05	75,000	72,385

Total General Obligation - County - 12.2%		$625,296

Higher Education

Ohio State Higher Education Facilities, Denison University, 4.90%, 11/1/05	75,000	74,377

University of Cincinnati, OH General Receipts, 4.75%, 6/1/06	50,000	49,446

University of Toledo, OH (Prerefunded), 5.9%, 6/1/20	105,000	110,449

Total Higher Education - 4.6%		$234,272

Hospital/Health

Hamilton County, OH, Hospital Children’s Hospital Medical Center, (MBIA Insured), 5.25%, 5/15/10	100,000	99,473

Episcopal Retirement Homes, Ohio Hospital Facility Revenue, 5.00%, 1/1/15	100,000	99,868

Franklin County, OH, The Children’s Hospital Project, 5.20%, 11/1/04	50,000	50,209

Hamilton County, OH, Hospital Facility Revenue, Children’s Hospital, (FGIC Insured), 5.00%, 5/15/06	50,000	50,123

Hamilton County, OH, Twin Towers Health Care Facility, 5.25%, 10/1/09	100,000	95,602

Lorain County, OH, Hospital Facility Revenue, Catholic Healthcare Partners, (MBIA Insured), 6.00%, 9/1/07	50,000	52,984

Lorain County, OH, Revenue Bond, Catholic Healthcare Partners Project (AMBAC Insured), 5.20%, 09/1/10	100,000	99,061

Warren, OH, Hospital Revenue (Prerefunded), 7.3%, 11/15/14	150,000	166,008

Total Hospital/Health - 14.0%		$713,328

Revenue Bonds - Transportation

Butler County, OH, Transportation Improvement, (FSA Insured), 5.50%, 4/1/09	100,000	102,414

Ohio State Turnpike Revenue, (Prerefunded), 5.75%, 2/15/24	125,000	131,481

Total Revenue Bond - Transportation - 4.6%		$233,895

The accompanying notes are an integral part of the financial statements

MUNICIPAL INCOME FUND	Portfolio of Investments as of December 31, 1999

Municipal Income Securities - Bonds	Face	Dollar Value

Revenue Bonds - Electric

Weatherford, TX Utility System Revenue, (MBIA Insured), 5.10%, 9/1/03	50,000	50,611

Total Revenue Bonds - Electric - 1.0%		$50,611

Revenue Bonds - Water and Sewer

Akron, OH, Sewer System, (MBIA Insured), 5.50% 12/1/07	50,000	51,617

Butler, OH, Waterworks System, (FSA Insured), 4.40% 12/1/10	100,000	91,323

Cleveland, OH, Waterworks First Mortgage, Series G

(MBIA Insured), 5.25%, 1/1/04	50,000	50,862

Cleveland, OH, Waterworks Revenue, Series I (FSA Insured), 5.25%, 1/1/10	100,000	99,874

Columbus, OH, Water and Sewer, 5.00%, 11/01/06	100,000	99,925

Lorain, OH, Water System, (AMBAC Insured), 4.75%, 4/1/04	50,000	50,087

Miamisburg, OH, Sewer System, (AMBAC Insured), 4.35%, 11/15/02	50,000	49,706

Montgomery County, OH, Solid Waste, (MBIA Insured), 5.125%, 11/1/08	50,000	49,916

Southwest OH, Reg’l Water District Water- works, (MBIA Insured), 5.25%, 12/1/05	50,000	51,054

Warren County, Ohio Water and Sewer Line Extension, Special Assessment Bonds, 5.50%, 12/1/03	50,000	51,356

Total Revenue Bond - Water & Sewer - 12.6%		$645,720

School District

Centerburg, OH, 5.25%, 10/15/01	40,000	40,260

Forest Hills, OH, 4.90%, 12/1/04	100,000	99,957

Gallia County, OH, 5.00%, 3/1/03	25,000	24,883

Gallia County, OH, 5.00%, 3/1/04	25,000	24,755

Indian Valley, OH, (AMBAC Insured), 5.50%, 12/1/06	50,000	51,498

Northwestern, OH, 4.65%, 12/1/06	105,000	100,142

Loveland, OH, School General Obligation, 4.40%, 12/1/08	100,000	93,818

Southwestern City, OH, 6.25%, 12/1/05	50,000	52,659

Sycamore, OH, Community School District (AMBAC Insured), 4.6%, 12/1/11	100,000	91,837

West Geauga, OH, (AMBAC Insured), 5.45%, 11/1/04	50,000	51,557

Westlake, OH, 4.85%, 12/1/03	100,000	100,313

Total School District - 14.3%		$731,679

State Agency - Building Authority

Ohio State Building Authority, Administration Building Fund, 6.40%, 10/1/01	50,000	51,593

Ohio State Building Authority, Adult Correctional-Series A, 5.50%, 10/01/10	100,000	101,488

Ohio State Building Authority, Juvenile Correction Facilities, 4.375%, 10/1/12	100,000	88,148

Ohio State Building Authority, Ohio Center For The Arts, 5.45%, 10/1/07	100,000	102,274

Total State Agency - Building Authority - 6.7%		$343,503

State Agency - Education

Ohio State Elementary and Secondary Education, (FSA Insured), 5.0%, 12/1/07	100,000	100,000

Ohio State Higher Education Facilities, 5.90%, 12/1/05	50,000	51,725

Ohio State Public Facilities Commission, (MBIA Insured), 4.70%, 06/1/11	100,000	93,319

Total State Agency - Education - 4.9%		$245,044

Total Fixed Income - Municipal Bonds - 92.3%		$4,712,722

(Municipal Bonds Identified Cost $4,808,036)

Cash Equivalents

Federated Ohio Municipal Cash Trust		395,424

Total Cash Equivalents - 7.7%		$395,424

(Cash Identified Cost $395,424)

Total Portfolio Value - 100.0%		$5,108,146

(Total Portfolio Identified Cost $5,203,460)

Other Assets Less Liabilities		$39,378

Total Net Assets		$5,147,524

The accompanying notes are an integral part of the financial statements

JOHNSON MUTUAL FUNDS	December 31, 1999

Statement of Assets and Liabilities

	Stock Funds			Bond Funds

				Fixed	Municipal
	Growth	Opportunity	Realty	Income	Income
	Fund	Fund	Fund	Fund	Fund

Assets:

Investment Securities

at Market Value*	$62,001,229	$62,770,422	$5,813,772	$29,836,867	$5,108,146

Dividends and Interest

Receivable	$61,572	$53,089	$50,148	$556,026	$42,113

Total Assets	$62,062,801	$62,823,511	$5,863,920	$30,392,893	$5,150,259

Liabilities:

Accrued Management Fees	$43,884	$48,116	$4,583	$21,771	$2,735

Total Liabilities	$43,884	$48,116	$4,583	$21,771	$2,735

Net Assets	$62,018,917	$62,775,395	$5,859,337	$30,371,122	$5,147,524

Net Assets Consist of:

Paid in Capital (see footnote #9)	$39,807,995	$42,516,215	$7,396,754	$31,819,243	$5,242,837

Undistributed Net

Investment Income	$0	$0	$7	$0	$1

Undistributed Net Realized Gain

(Loss) from Security Transactions	$2	$1	($331,991)	$2	$0

Net Unrealized Gain (Loss)

on Investments	$22,210,920	$20,259,179	($1,205,433)	($1,448,123)	($95,314)

Net Assets	$62,018,917	$62,775,395	$5,859,337	$30,371,122	$5,147,524

Shares Outstanding	1,831,430	1,879,436	546,799	2,034,540	339,170

Offering, Redemption and

Net Asset Value Per Share	$33.86	$33.40	$10.72	$14.93	$15.18

*Identified Cost of Securities	$39,790,309	$42,511,243	$7,019,206	$31,284,990	$5,203,460

The accompanying notes are an integral part of the financial statements.

JOHNSON MUTUAL FUNDS	December 31, 1999

Statement of Operations

	Stock Funds			Bond Funds

				Fixed	Municipal
	Growth	Opportunity	Realty	Income	Income
	Fund	Fund	Fund	Fund	Fund

	12/31/99	12/31/99	12/31/99	12/31/99	12/31/99

Investment Income:

Interest	$101,546	$126,738	$10,074	$1,729,482	$207,538

Dividends	$443,355	$328,142	$317,726	$0	$0

Total Investment Income	$544,901	$454,880	$327,800	$1,729,482	$207,538

Expenses:

Gross Management Fee	$531,275	$525,654	$55,854	$275,182	$44,217

Management Fee Waiver

(See accompanying note #3)	($26,564)	($26,283)	($2,793)	($41,277)	($15,476)

Total Expenses	$504,711	$499,371	$53,061	$233,905	$28,741

Net Investment Income	$40,190	($44,491)	$274,739	$1,495,577	$178,797

Realized and Unrealized Gains (Losses):

Net Realized Gain (Loss) from

Security Transactions	$1,071,337	$2,888,171	($232,203)	$39,278	$3,253

Net Unrealized Gain (Loss)

on Investments	$5,126,367	$4,152,996	($184,150)	($2,522,908)	($239,989)

Net Gain (Loss) on Investments	$6,197,704	$7,041,167	($416,353)	($2,483,630)	($236,736)

Net Increase (Decrease) in Assets

from Operations	$6,237,894	$6,996,676	($141,614)	($988,053)	($57,939)

The accompanying notes are an integral part of the financial statements.

JOHNSON MUTUAL FUNDS	December 31, 1999

Statement of Changes in Net Assets

	Stock Funds

	Growth Fund		Opportunity Fund		Realty Fund

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	12/31/99	12/31/98	12/31/99	12/31/98	12/31/99	12/31/98

Operations:

Net Investment Income	$40,190	$72,796	($44,491)	($24,884)	$274,739	$214,770

Net Realized Gain (Loss)

from Security Transactions	$1,071,337	$2,512,476	$2,888,171	$512,708	($232,203)	($99,788)

Net Unrealized Gain (Loss)

on Investments	$5,126,367	$7,713,290	$4,152,996	$6,762,552	($184,150)	($1,021,284)

Net Increase (Decrease) in

Assets from Operations	$6,237,894	$10,298,562	$6,996,676	$7,250,376	($141,614)	($906,302)

Distributions to Shareholders:

Net Investment Income	($40,539)	($72,905)	$0	$0	($274,737)	($214,765)

Net Realized Gain from

Security Transactions	($1,071,330)	($2,512,484)	($2,888,176)	($512,704)	$0	$0

Net Return of Capital	$0	$0	$0	$0	$0	($51,078)

Net (Decrease) in Assets

from Distributions	($1,111,869)	($2,585,389)	($2,888,176)	($512,704)	($274,737)	($265,843)

Capital Share Transactions:

Proceeds From Sale of Shares	$12,285,288	$10,741,691	$11,278,789	$8,705,583	$1,654,737	$6,402,027

Net Asset Value of Shares Issued on

Reinvestment of Distributions	$1,006,436	$2,320,223	$2,801,257	$499,470	$51,211	$92,315

Cost of Shares Redeemed	($4,786,653)	($4,288,044)	($3,625,807)	($2,786,372)	($487,761)	($264,696)

Net Increase in Assets from

Capital Share Transactions	$8,505,071	$8,773,870	$10,454,239	$6,418,681	$1,218,187	$6,229,646

Net Change in Net Assets	$13,631,096	$16,487,043	$14,562,739	$13,156,353	$801,836	$5,057,501

Net Assets at Beginning of Period	$48,387,821	$31,900,778	$48,212,656	$35,056,303	$5,057,501	$0

Net Assets at End of Period	$62,018,917	$48,387,821	$62,775,395	$48,212,656	$5,859,337	$5,057,501

The accompanying notes are an integral part of the financial statements.

JOHNSON MUTUAL FUNDS	December 31,1999

Statement of Changes in Net Assets

	Bond Funds

	Fixed Income Fund		Municipal Income Fund

	Year Ended	Year Ended	Year Ended	Year Ended
	12/31/99	12/31/98	12/31/99	12/31/98

Operations:

Net Investment Income	$1,495,577	$1,117,134	$178,797	$152,992

Net Realized Gain (Loss)

from Security Transactions	$39,278	$56,950	$3,253	$15,965

Net Unrealized Gain (Loss)

on Investments	($2,522,908)	$608,285	($239,989)	$22,910

Net Increase (Decrease) in

Assets from Operations	($988,053)	$1,782,369	($57,939)	$191,867

Distributions to Shareholders:

Net Investment Income	($1,495,596)	($1,117,058)	($178,804)	($152,953)

Net Realized Gain from

Security Transactions	($39,265)	($39,907)	($3,254)	($15,964)

Net (Decrease) in Assets

from Distributions	($1,534,861)	($1,156,965)	($182,058)	($168,917)

Capital Share Transactions:

Proceeds From Sale of Shares	$12,474,498	$8,764,787	$2,148,289	$2,219,947

Net Asset Value of Shares Issued on

Reinvestment of Dividends/Gains	$886,212	$739,042	$44,667	$52,780

Cost of Shares Redeemed	($4,457,580)	($5,013,211)	($735,309)	($2,272,306)

Net Increase in Assets from

Capital Share Transactions	$8,903,130	$4,490,618	$1,457,647	$421

Net Change in Net Assets	$6,380,216	$5,116,022	$1,217,650	$23,371

Net Assets at Beginning of Period	$23,990,906	$18,874,884	$3,929,874	$3,906,503

Net Assets at End of Period	$30,371,122	$23,990,906	$5,147,524	$3,929,874

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS	GROWTH FUND

Selected Data for a Share Outstanding Throughout the Period for the Growth Fund:

	Year Ended December 31

	1999	1998	1997	1996	1995

Net Asset Value

Beginning of Period	$30.98	$25.38	$21.16	$18.86	$14.82

Operations:

Net Investment Income	$0.02	$0.05	$0.16	$0.19	$0.24

Net Gains (Losses) on Securities

(Realized & Unrealized)	$3.48	$7.32	$7.01	$2.98	$4.41

Total Operations	$3.50	$7.37	$7.17	$3.17	$4.65

Distributions:

Dividends from Net

Investment Income	($0.02)	($0.05)	($0.16)	($0.19)	($0.24)

Distributions from Net

Realized Capital Gains	($0.60)	($1.72)	($2.79)	($0.68)	($0.37)

Total Distributions	($0.62)	($1.77)	($2.95)	($0.87)	($0.61)

Net Asset Value

End of Period	$33.86	$30.98	$25.38	$21.16	$18.86

Total Return	11.31%	29.10%	33.96%	16.85%	31.61%

Net Assets, End of Period

(Millions)	$62.02	$48.39	$31.90	$21.42	$14.87

Ratios after Fee Waivers: (1)

Ratio of Expenses to

Average Net Assets	0.95%	0.95%	0.97%	1.00%	1.00%

Ratio of Net Income to

Average Net Assets	0.07%	0.19%	0.65%	0.99%	1.42%

Portfolio Turnover Rate	29.84%	39.71%	54.44%	26.78%	52.91%

(1) The Adviser amended the management agreement on 11/18/98 to reduce the maximum management fee on the Growth Fund from 1.30% to 1.00%. The Adviser further waived the maximum management fee to sustain a fee of 0.95%. The Adviser intends this fee waiver to be permanent, although the Adviser retains the right to remove the waiver after April 30, 2003. As of 12/31/99, assuming no waiver of management fee expenses, the Growth Fund ratios would have been: Expenses to Average Net Assets: 1.00% and Net Income to Average Net Assets: 0.03% .

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS	OPPORTUNITY FUND

Selected data for a share outstanding throughout the period for the Opportunity Fund:

	Year Ended December 31

	1999	1998	1997	1996	1995

Net Asset Value

Beginning of Period	$31.10	$26.44	$22.65	$19.42	$15.70

Operations:

Net Investment Income	($0.02)	($0.02)	$0.03	$0.06	$0.08

Net Gains (Losses) on Securities

(Realized & Unrealized)	$3.94	$5.02	$6.13	$4.43	$3.89

Total Operations	$3.92	$5.00	$6.16	$4.49	$3.97

Distributions:

Dividends from Net

Investment Income	$0.00	$0.00	($0.03)	($0.06)	($0.08)

Distributions from Net

Realized Capital Gains	($1.62)	($0.34)	($2.34)	($1.20)	($0.17)

Total Distributions	($1.62)	($0.34)	($2.37)	($1.26)	($0.25)

Net Asset Value

End of Period	$33.40	$31.10	$26.44	$22.65	$19.42

Total Return	12.65%	18.93%	27.26%	23.10%	25.27%

Net Assets, End of Period

(Millions)	$62.78	$48.21	$35.06	$22.09	$15.19

Ratios after Fee Waivers: (1)

Ratio of Expenses to

Average Net Assets	0.95%	0.95%	0.97%	1.00%	1.00%

Ratio of Net Income to

Average Net Assets	(0.08%)	(0.06%)	0.11%	0.28%	0.59%

Portfolio Turnover Rate	40.71%	41.46%	55.05%	46.43%	62.15%

(1) The Adviser amended the management agreement on 11/18/98 to reduce the maximum management fee on the Opportunity Fund from 1.30% to 1.00%. The Adviser further waived the maximum management fee to sustain a fee of 0.95%. The Adviser intends this fee waiver to be permanent, although the Adviser retains the right to remove the waiver after April 30, 2003. As of 12/31/99, assuming no waiver of management fee expenses, the Opportunity Fund ratios would have been: Expenses to Average Net Assets: 1.00% and Net Income to Average Net Assets: (0.13%).

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS	REALTY FUND

Selected Data for a Share Outstanding Throughout the Period for the Realty Fund:

	Year Ended December 31

	1999	1998

Net Asset Value

Beginning of Period	$11.54	$15.00

Operations:

Net Investment Income	$0.54	$0.61

Net Return of Capital	$0.11	$0.12

Net Gains (Losses) on Securities (Realized and Unrealized)	($0.93)	($3.46)

Total Operations	($0.28)	($2.73)

Distributions:

Dividends from Net Investment Income	($0.54)	($0.61)

Distributions from Return of Capital	$0.00	($0.12)

Distributions from Net realized Capital Gains	$0.00	$0.00

Total Distributions	($0.54)	($0.73)

Net Asset Value

End of Period	$10.72	$11.54

Total Return	(2.47%)	(18.56%)

Net Assets, End of Period

(Millions)	$5.86	$5.10

Ratios after Fee Waivers: (1)

Ratio of Expenses to

Average Net Assets	0.95%	0.48%

Ratio of Net Income to

Average Net Assets	4.93%	5.17%

Portfolio Turnover Rate	11.21%	12.07%

(1) The Adviser amended the management agreement on 11/18/98 to reduce the maximum management fee on the Realty Fund from 1.30% to 1.00%. The Adviser waived the management fee in entirety for the period 1/1/98 — 6/30/98. The Adviser waived the maximum management fee to sustain a fee of 0.95% for the period 7/1/98 — 12/31/98, and through 1999. The Adviser intends the final fee waiver to be permanent, although the Adviser retains the right to remove the waiver after April 30, 2003. As of 12/31/99, assuming no waiver of management fee expenses, the Realty Fund ratios would have been: Expenses to Average Net Assets: 1.00% and Net Income to Average Net Assets: 4.88%.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS	FIXED INCOME FUND

Selected Data for a Share Outstanding Throughout the Period for the Fixed Income Fund:

	Year Ended December 31

	1999	1998	1997	1996	1995

Net Asset Value Beginning of Period	$16.36	$15.84	$15.45	$15.84	$14.20

Operations:

Net Investment Income	$0.81	$0.86	$0.88	$0.86	$0.83

Net Gains (Losses) on Securities

(Realized & Unrealized)	($1.41)	$0.55	$0.39	($0.39)	$1.64

Total Operations	($0.60)	$1.41	$1.27	$0.47	$2.47

Distributions:

Dividends from Net

Investment Income	($0.81)	($0.86)	($0.88)	($0.86)	($0.83)

Distributions from Net

Realized Capital Gains	($0.02)	($0.03)	$0.00	$0.00	$0.00

Total Distributions	($0.83)	($0.89)	($0.88)	($0.86)	($0.83)

Net Asset Value

End of Period	$14.93	$16.36	$15.84	$15.45	$15.84

Total Return	(3.68%)	9.05%	8.44%	3.11%	17.70%

Net Assets, End of Period

(Millions)	$30.37	$24.00	$18.87	$16.14	$15.97

Ratios after Fee Waivers: (1)

Ratio of Expenses to

Average Net Assets	0.85%	0.85%	0.85%	0.85%	0.85%

Ratio of Net Income to

Average Net Assets	5.45%	5.40%	5.67%	5.56%	5.54%

Portfolio Turnover Rate	13.66%	24.89%	29.33%	14.04%	4.95%

(1) The Adviser amended the management agreement on 11/18/98 to reduce the maximum management fee on the Fixed Income Fund from 1.15% to 1.00%. The Adviser further waived the maximum management fee to sustain a fee of 0.85%. The Adviser intends this fee waiver to be permanent, although the Adviser retains the right to remove the waiver after April 30, 2003. As of 12/31/99, assuming no waiver of management fee expenses, the Fixed Income Fund ratios would have been: Expenses to Average Net Assets: 1.00% and Net Income to Average Net Assets: 5.30%.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS	MUNICIPAL INCOME

Selected Data for a Share Outstanding Throughout the Period for the Municipal Income Fund:

	Year Ended December 31

	1999	1998	1997	1996	1995

Net Asset Value

Beginning of Period	$15.99	$15.88	$15.57	$15.68	$14.73

Operations:

Net Investment Income	$0.60	$0.64	$0.64	$0.63	$0.63

Net Gains (Losses) on Securities

(Realized & Unrealized)	($0.80)	$0.18	$0.32	($0.11)	$0.96

Total Operations	($0.20)	$0.82	$0.96	$0.52	$1.59

Distributions:

Dividends from Net

Investment Income (1)	($0.60)	($0.64)	($0.64)	($0.63)	($0.63)

Distributions from Net

Realized Capital Gains	($0.01)	($0.07)	($0.01)	$0.00	($0.01)

Total Distributions	($0.61)	($0.71)	($0.65)	($0.63)	($0.64)

Net Asset Value

End of Period	$15.18	$15.99	$15.88	$15.57	$15.68

Total Return	(1.24%)	5.19%	6.23%	3.43%	10.88%

Net Assets, End of Period

(Millions)	$5.15	$3.93	$3.90	$2.81	$2.28

Ratios after Fee Waivers: (2)

Ratio of Expenses to

Average Net Assets	0.65%	0.65%	0.63%	0.75%	0.68%

Ratio of Net Income to

Average Net Assets (1)	4.03%	4.01%	4.19%	4.18%	4.28%

Portfolio Turnover Rate	8.44%	20.70%	9.95%	6.25%	7.81%

(1) All distributions are Federally tax exempt.

(2) The Adviser amended the management agreement on 11/18/98 to reduce the maximum management fee on the Municipal Income Fund from 1.15% to 1.00%. The Adviser further waived the maximum management fee to sustain a fee of 0.65%. The Adviser intends this fee waiver to be permanent, although the Adviser retains the right to remove the waiver after April 30, 2003. As of 12/31/99, assuming no waiver of management fee expenses, the Municipal income Fund ratios would have been: Expenses to Average Net Assets: 1.00% and Net Income to Average Net Assets: 3.68%.

The accompanying notes are an integral part of the financial statements.

NOTES TO THE FINANCIAL STATEMENTS

1) Organization:

The Growth Fund, Fixed Income Fund, Opportunity Fund, Municipal Income Fund, and the Realty Fund are each series of the Johnson Mutual Funds Trust, and are registered under the Investment Company Act of 1940, as amended, as no-load, open-end investment companies. The Johnson Mutual Funds Trust was established as an Ohio business trust under Declaration of Trust dated September 30, 1992. The Growth and Fixed Income Funds began offering their shares publicly on January 4, 1993. The Opportunity and Municipal Income Funds began offering their shares publicly on May 16, 1994. The Realty Fund began offering its shares publicly on January 2, 1998.

The investment objective of the Growth Fund is long term capital growth. The investment objective of the Opportunity Fund is long term capital growth. The investment objective of the Fixed Income Fund is a high level of income over the long term consistent with preservation of capital. The investment objective of the Municipal Income Fund is a high level of federally tax-free income over the long term consistent with preservation of capital. The investment objective of the Realty Fund is above average income and long term capital growth. The Realty Fund invest primarily in real estate related equity securities.

2) Summary of Significant Accounting Policies:

Security Valuation and Transactions:

The investments in securities are carried at market value. The market quotation used for common stocks which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price of the day, determined as of the close of the New York Stock Exchange at 4:00 p.m. Eastern Time. In absence of a sale price, a security is valued at its last bid price except when, in the Adviser’s opinion, the last bid price does not accurately reflect the current value of the security.

Fixed income securities are valued by using independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. When prices are not readily available from a pricing service, or when illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days are valued by using the amortized cost method of valuation. Purchases and sales of securities are recorded on a trade date basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Investment Income and Realized Capital Gains and Losses on Investment Securities:

Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend and interest income are recorded net of foreign taxes. Gains and losses on sales of investments are calculated using the specific identification method.

Income Taxes:

It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service. This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the calendar year, any remaining net investment income and net realized capital gains to comply with the special provisions of the Internal Revenue Code available to registered investment companies. Accordingly, no tax provision is required.

3) Investment Advisory Agreement:

The investment advisory agreement provides that Johnson Investment Counsel, Inc. (the Adviser) will pay all of the Funds’ operating expenses, excluding brokerage fees and commissions, taxes, interest and extraordinary expenses. The Growth Fund, Opportunity Fund and Realty Fund paid the Adviser a management fee at the annual rate of 0.95% of each Funds’ average daily net assets, which was accrued daily and paid monthly. The Fixed Income Fund paid the Adviser a management fee at the annual rate of 0.85% of the Fund’s average daily net assets, and the Municipal Income Fund paid the Adviser a management fee at the annual rate of 0.65% of the Fund’s average daily net assets, both of which are accrued daily and paid monthly.

NOTES TO THE FINANCIAL STATEMENTS

3) Investment Advisory Agreement, continued:

The Adviser received management fees for the period January 1 - December 31, 1999 as indicated below. These fees are after the Adviser waived part of the management fees on each of the funds from the maximum of 1.00% to the effective fee ratios listed below. The Adviser intends the fee waivers to be permanent, although the Adviser has the right to remove these fee waivers any time after April 30, 2003.

		Fee	Effective	Fee	Management
Fund	Fee	Waiver	Fee Ratio	Waiver	Fee

Growth Fund	1.00%	0.05%	0.95%	($26,564)	$504,711

Opportunity Fund	1.00%	0.05%	0.95%	($26,283)	$499,371

Realty Fund	1.00%	0.05%	0.95%	($2,793)	$53,061

Fixed Income Fund	1.00%	0.15%	0.85%	($41,277)	$233,905

Municipal Income Fund	1.00%	0.35%	0.65%	($15,476)	$28,741

4) Related Party Transactions:

All officers and one trustee of the Johnson Mutual Funds Trust are employees of Johnson Investment Counsel, Inc., the Adviser. There are three independent Trustees. Each of the three independent Trustees received compensation during the 12 months ending December 31, 1999 of $4,000 for his responsibilities as trustee and has received no additional compensation from the Trust. Total Compensation for the Trustees, as a group was $12,000 for the period and as a group they received no additional compensation from the Trust.

The Adviser is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Funds. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 1999, Johnson Investment Counsel, Inc. and entities which the Adviser could be deemed to control or have discretion over owned in aggregate more than 25% of the Growth Fund, Opportunity Fund, Realty Fund, Fixed Income Fund, and the Municipal Income Fund.

Johnson Financial, Inc. is a wholly owned subsidiary of Johnson Investment Counsel, Inc., the Adviser. Johnson Financial, Inc. provides transfer agency, fund accounting, and administration services to the Funds. These services are paid for by the Adviser.

5) Purchases and Sales of Securities:

During the 12 months ended December 31, 1999, purchases and sales of investment securities aggregated:

	Investment Securities Other
	Than Short Term Investments and
	U.S. Government Obligations		U.S. Government Obligations
Fund	Purchases	Sales	Purchases	Sales

Growth Fund	$23,488,451	$16,053,042	$0	$0

Opportunity Fund	$28,385,293	$21,453,003	$0	$0

Realty Fund	$1,836,871	$624,162	$0	$0

Fixed Income Fund	$9,827,883	$2,989,763	$2,339,347	$701,760

Municipal Income Fund	$1,519,291	$370,673	$0	$0

6) Capital Share Transactions:

As of December 31, 1999, there were an unlimited number of capital shares of no par value authorized. Each Fund records purchases of its capital shares at the daily net asset value next determined after receipt of a shareholder’s check or wire and application in proper form. Redemptions are recorded at the net asset value next determined following receipt of a shareholder’s written or telephone request in proper form.

NOTES TO THE FINANCIAL STATEMENTS

Capital Share Transactions for the Period January 1 - December 31, 1999:

	Growth	Opportunity	Realty	Fixed	Municipal
	Fund	Fund	Fund	Income Fund	Income Fund

Shares Sold to Investors	392,222	360,547	148,037	796,474	137,099

Shares Issued on Reinvestment Dividends	29,770	84,656	4,698	57,863	2,896

Subtotal	421,992	445,203	152,735	854,337	139,995

Shares Redeemed	(152,458)	(115,880)	(44,232)	(286,678)	(46,649)

Net Increase/Decrease During Period	269,534	329,323	108,503	567,659	93,346

Shares Outstanding:

December 31, 1998 (Beginning of Period)	1,561,896	1,550,113	438,296	1,466,881	245,824

December 31, 1999 (End of Period)	1,831,430	1,879,436	546,799	2,034,540	339,170

7) Security Transactions:

For Federal income tax purposes, the cost of investments owned on December 31, 1999 was the same as identified cost. As of December 31, 1999 the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

				Net
				Appreciation
Fund	Appreciation	(Depreciation)		(Depreciation)

Growth Fund	$24,203,383	($	1,992,463)	$22,210,920

Opportunity Fund	$22,443,041	($	2,183,862)	$20,259,179

Realty Fund	$25,910	($	1,231,343)	($1,205,433)

Fixed Income Fund	$38,967	($	1,487,090)	($1,448,123)

Municipal Income Fund	$20,899	($	116,213)	($95,314)

8) Estimates:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

9) Reclassification:

In accordance with AICPA Statement of Position 93-2, the components of the net assets of the Opportunity Fund have been reclassified to the extent that the net investment loss of $44,491 sustained during the fiscal year ended December 31, 1999, which represents a permanent difference for income tax purposes, has been reclassified as a decrease in the net capital paid in.

10) Net Investment Income and Net Realized Capital Losses É Realty Fund:

The Net Investment Income on the Realty Fund includes Estimated Return of Capital as of December 31, 1999.

As of December 31, 1999, the Realty Fund had accumulated net realized capital loss carryovers of ($99,788) expiring in 2006 and ($232,203) expiring in 2007. To the extent that the Realty Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryovers.

11) Financial Instruments Disclosure:

There are no reportable financial instruments that have any off balance sheet risk as of December 31, 1999.

McCurdy & Associates CPA’s, Inc.
27955 Clemens Road
Westlake, Ohio 44145
Phone: (440) 835-8500
Fax: (440) 835-1093

INDEPENDENT AUDITOR’S REPORT

To the Shareholders and Board of Trustees
Johnson Mutual funds Trust

      We have audited the statements of assets and liabilities, including the portfolios of investments, of the Johnson Mutual Funds Trust (comprising, respectively, of the Growth Fund, the Opportunity Fund, the Realty Fund, the Fixed Income Fund, and the Municipal Income Fund) as of December 31, 1999, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Johnson Mutual Funds Trust as of December 31, 1999, the results of the operations, the changes in their net assets, and the financial highlights for each of the periods indicated in conformity with generally accepted accounting principles.

McCurdy & Associates CPA’s, Inc.
Westlake, Ohio 44145
January 21, 2000